Income Tax / Deferred Tax (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average effective tax rate			13.50%	1.90%	(15.60%)
Argentina
Disclosure of disaggregation of revenue from contracts with customers [line items]
Applicable tax rate	25.00%	30.00%	30.00%	30.00%	30.00%
Average effective tax rate			2.00%	2.00%	3.00%
Paraguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Applicable tax rate			10.00%
Uruguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Applicable tax rate			25.00%
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Applicable tax rate			34.00%